DEFERRED REVENUE - Schedule of deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred revenue	¥ 21,748	$ 3,153	¥ 105,752
Deferred merchandise revenue [Member]
Deferred revenue	18,106		99,213
Deferred marketplace revenue [Member]
Deferred revenue	2,596		4,402
Deferred other revenue [Member]
Deferred revenue	¥ 1,046		¥ 2,137